Discontinued Operations - Sale of Interactive Offers (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Income (loss) from discontinued operations	$ 0	$ (268,155)	$ 0	$ (917,966)	$ (1,164,184)	$ 1,370,124
Revenues	3,160,480	5,223,242	11,522,487	20,960,812	26,000,652	36,441,695
Income from discontinued operations	0	268,155	0	917,966	1,164,184	(1,370,124)
Accounts receivable net of allowance for doubtful accounts			219,600
Fixed assets, net of accumulated depreciation					1,268,355	913,246
Total assets	15,067,314		$ 15,067,314		23,511,088	63,801,488
Discontinued Operations - Sale of Interactive Offers [Member]
Revenues	0			158,147
Cost of sales	0			11,982
Sales general and administrative expenses	0			339,205
Deprecation and amortization	0			0
Income (loss) from discontinued operations	0			(193,040)	187,003	1,729,636
Accounts receivable net of allowance for doubtful accounts		0		0
Fixed assets, net of accumulated depreciation		0		0
Total assets		0		0
Revenues					158,147	1,442,279
Total liabilities		$ 0		0
Cost of sales					11,982	446,332
Sales general and administrative expenses					333,168	2,118,480
Deprecation and amortization					0	607,103
Income from discontinued operations	$ 0			$ 193,040	(187,003)	(1,729,636)
Accounts receivable net of allowance for doubtful accounts					0	67,467
Fixed assets, net of accumulated depreciation					0	2,835
Total assets					0	1,026,043
Total liabilities					$ 0	$ 0